Equity (Tables)	12 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of exercised an over-allotment option
	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Days	Intrinsic Value
Options Outstanding as of September 30, 2020	-	-	-	-
Options Exercisable as of September 30, 2020	-	-	-	-
Options granted	420,000	4	45	-
Options exercises	(238,500)	4	45	-
Options expired	(181,500)	4	45	-
Options Outstanding as of September 30, 2021	-	-	-	-
Options Exercisable as of September 30, 2021	-	-	-	-

Schedule of warrant shares granted to investors
	Ordinary shares number Outstanding	Weighted Average Exercise Price	Contractual Life in Year	Intrinsic Value
Warrants outstanding as of September 30, 2020	-	-	-	-
Warrants Exercisable as of September 30, 2020	-	-	-	-
Warrants granted	2,316,669	$4.75	2.39	-
Warrants exercises	(303,850)	$4.40	-	-
Warrants expired	-	-	-	-
Warrants Outstanding as of September30, 2021	2,012,819	$4.81	1.67	-
Warrants Exercisable as of September 30, 2021	2,012,819	$4.81	1.67	-